Expense Example, No Redemption (Vanguard Mid-Cap Growth Index Fund Retail)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Investor Shares 1/1/2014 - 12/31/2014 USD ($)	Vanguard Mid-Cap Growth Index Fund Vanguard Mid-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	24	9
3 YEAR	74	29
5 YEAR	130	51
10 YEAR	293	115